Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Dec. 31, 2024		Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Current assets
Cash and cash equivalents	€ 236,748		€ 218,472	€ 148,519
Other financial assets	367,704		207,423	213,686
Accounts receivables	5,857		4,093	1,111
Other current assets	19,246		19,382	13,838
Total current assets	629,555		449,370	377,154
Non-current assets
Property, plant and equipment	50,380		43,747	13,456
Intangible assets	1,629		1,523	1,632
Right-of-use assets	13,332		13,308	13,033
Other non-current assets	1,250		2,017	2,545
Total non-current assets	66,591		60,595	30,666
Total assets	696,146		509,965	407,820
Current liabilities
Accounts payables	20,693		25,206	13,056
Deferred revenue	35,908		100,401	64,957
Liabilities for warrants	1,730		18,993	16,914
Lease liabilities	2,851		2,604	2,159
Other current liabilities	6,805		9,348	9,366
Total current liabilities	67,987		156,552	106,452
Non-current liabilities
Deferred revenue	34,161		115,527	75,759
Lease liabilities	13,352		12,798	12,403
Other non-current liabilities	0		4	42
Deferred tax liability	5,804		7,466	9,811
Total non-current liabilities	53,317		135,795	98,015
Shareholders' equity
Share capital	1,216		847	767
Share premium	1,162,136		823,166	714,177
Accumulated deficit	(589,541)		(604,759)	(510,110)
Other reserves	1,031		(1,636)	(1,481)
Total shareholders' equity	574,842	[2]	217,618	203,353
Total liabilities and shareholders' equity	€ 696,146		€ 509,965	€ 407,820

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities